PROMISSORY NOTE AND ACCRUED INTEREST PAYABLE	12 Months Ended
Dec. 31, 2011
PROMISSORY NOTE AND ACCRUED INTEREST PAYABLE [Text Block]
7.	PROMISSORY NOTE AND ACCRUED INTEREST PAYABLE

At December 31, 2010, the promissory note of $196,050 bore interest at 8% per annum and was repayable in full on January 28, 2004. The Company had entered into various loan extension agreements since the initial due date, including a required balloon payout amount of $25,000. On May 30, 2011, the Company settled the outstanding principal and interest of $275,783 by issuing 1,378,915 common shares.